John Deere Owner Trust 2026				EXHIBIT 99.3
Servicer's Certificate
Check for Error
$213,000,000 Class A-1 3.82300% Asset Backed Notes due March 15, 2027
$200,000,000 Class A-2A 3.85% Asset Backed Notes due December 15, 2028
$57,500,000 Class A-2B Floating Rate Asset Backed Notes due December 15, 2028
$257,500,000 Class A-3 3.87% Asset Backed Notes due August 15, 2030
$51,883,000 Class A-4 4.04% Asset Backed Notes due February 15, 2033
$19,998,215.57 Overcollateralization

Scheduled Payment Date (30/360)				15-Jun-26
Actual Payment Date (A/360)				15-Jun-26
Collection Period Begin Date				04-May-26
Collection Period End Date				31-May-26
Days in accrual period (30/360)				30
Days in accrual period (ACT/360)				31
One-Month SOFR as of the SOFR Determination Date:				3.64285%
Class A-2B interest rate:				3.98285%

(1)	Total Distribution Amount:			$21,941,040.59
	(a)	Total cash receipts during the month:		$21,699,613.69
	(b)	Administrative repurchases during the month:		$217,714.02
	(c)	Investment earnings on cash accounts:		$23,712.88
	(d)	Payment from Deere to buy-back the deal:		$0.00

(2)	(a)	Administration Fee:		$100.00
	(b)	Administration Fee Shortfall:		$0.00

(3)	Noteholders' Interest Distributable Amount deposited into Note Distribution Account:			$2,247,800.27
	Noteholders' Interest Carryover Shortfall:			$0.00

	(a)	(i)	Noteholders' Interest Distributable Amount applicable to Class A-1 Notes:	$403,816.94
		(ii)	Noteholders' Interest Carryover Shortfall applicable to Class A-1 Notes:	$0.00

	(b)	(i)	Noteholders' Interest Distributable Amount applicable to Class A-2A Notes:	$641,666.67
		(ii)	Noteholders' Interest Carryover Shortfall applicable to Class A-2A Notes:	$0.00

	(c)	(i)	Noteholders' Interest Distributable Amount applicable to Class A-2B Notes:	$197,206.39
		(ii)	Noteholders' Interest Carryover Shortfall applicable to Class A-2B Notes:	$0.00

	(d)	(i)	Noteholders' Interest Distributable Amount applicable to Class A-3 Notes:	$830,437.50
		(ii)	Noteholders' Interest Carryover Shortfall applicable to Class A-3 Notes:	$0.00

	(e)	(i)	Noteholders' Interest Distributable Amount applicable to Class A-4 Notes:	$174,672.77
		(ii)	Noteholders' Interest Carryover Shortfall applicable to Class A-4 Notes:	$0.00

(4)	Noteholders' Principal Distribution Amount deposited into Note Distribution Account:			$17,167,375.96
	Noteholders' Principal Carryover Shortfall:			$0.00

	(a)	(i)	Class A-1 Noteholders' Monthly Principal Distributable Amount:	$17,167,375.96
		(ii)	% of Principal Distribution Amount applicable to Class A-1 Noteholders:	100.00%
		(iii)	Class A-1 Noteholders' Principal Carryover Shortfall:	$0.00
		(iv)	Class A-1 Noteholders' Principal Distributable Amount:	$17,167,375.96

	(b)	(i)	Class A-2A Noteholders' Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-2A Noteholders:	0.00%
		(iii)	Class A-2A Noteholders' Principal Carryover Shortfall:	$0.00
		(iv)	Class A-2A Noteholders' Principal Distributable Amount:	$0.00

	(c)	(i)	Class A-2B Noteholders' Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-2B Noteholders:	0.00%
		(iii)	Class A-2B Noteholders' Principal Carryover Shortfall:	$0.00
		(iv)	Class A-2B Noteholders' Principal Distributable Amount:	$0.00

	(d)	(i)	Class A-3 Noteholders' Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-3 Noteholders:	0.00%

		(iii)	Class A-3 Noteholders' Principal Carryover Shortfall:	$0.00
		(iv)	Class A-3 Noteholders' Principal Distributable Amount:	$0.00

	(e)	(i)	Class A-4 Noteholders' Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-4 Noteholders:	0.00%
		(iii)	Class A-4 Noteholders' Principal Carryover Shortfall:	$0.00
		(iv)	Class A-4 Noteholders' Principal Distributable Amount:	$0.00

(5)	Noteholders' Distributable Amount:			$19,415,176.23

(6)	Reserve Account balance:
	(a)	Beginning balance:		$7,998,812.16
	(b)	Amount to increase the amount on deposit in the Reserve Account to the Specified Reserve Account Balance:		$0.00
	(c)	Amount to be withdrawn from the Reserve Account and deposited into Note Distribution Account (5.05(e)):		$0.00
		(i)	Interest Amount included above:	$0.00
		(ii)	Principal Amount included above:	$0.00
	(d)	Amount to be withdrawn from the Reserve Account and Deposited into Certificateholder Account (5.05(c)):		$0.00
	(e)	Ending Balance (after giving effect to all distributions):		$7,998,812.16
	(f)	Specified Reserve Account Balance:		$7,998,812.16

(7)	Servicing Fee:			$622,439.75
	(a)	Amount of Servicing Fee earned:		$622,439.75
	(b)	Amount of Servicing Fee paid:		$622,439.75
	(c)	Amount of Servicing Fee Shortfall:		$0.00

(8)	Amount paid to Indenture Trustee:			$0.00

(9)	Amount paid to Owner Trustee:			$0.00

(10)	Amount paid to Asset Representations Reviewer
	(a)	Section 5.04 (iii) - Asset Representations Review Fees		$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees		$0.00

(11)	Amount Paid to Certificateholder:			$1,903,324.61

(12)	(a)	Pool Balance (excluding Accrued Interest) as of close of business on the last day of the related Collection Period:		$727,125,963.59

	(b)	Note Value as of the end of the related Collection Period:		$692,378,946.03

	(c)	Amount of Overcollateralization (Note value less aggregate principal amount of Notes):		$19,998,215.57

	(d)	Number of Accounts at the end of the related Collection Period:		10,292

(13)	After giving effect to all distributions on such Payment Date:
	(a)	(i)	Outstanding Principal Balance of Class A-1 Notes:	$105,497,730.46
		(ii)	Class A-1 Note Pool Factor:	0.4952945

	(b)	(i)	Outstanding Principal Balance of Class A-2A Notes:	$200,000,000.00
		(ii)	Class A-2A Note Pool Factor:	1.0000000

	(c)	(i)	Outstanding Principal Balance of Class A-2B Notes:	$57,500,000.00
		(ii)	Class A-2B Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Balance of Class A-3 Notes:	$257,500,000.00
		(ii)	Class A-3 Note Pool Factor:	1.0000000

	(e)	(i)	Outstanding Principal Balance of Class A-4 Notes:	$51,883,000.00
		(ii)	Class A-4 Note Pool Factor:	1.0000000

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$17,085.53
		(ii)	% of Pool Balance:	0.00%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:

		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

(15)	(i)	Aggregate amount of net losses for the collection period:	$3,835.69
	(ii)	Cumulative amount of net losses:	$33,420.47
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.00%

(16)	(i)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	0.62%

(17)	Collateral Composition:
	(a)	Number of loans at the beginning of the period:	10,446
	(b)	Number of loans at the end of the period:	10,292
	(c)	Weighted average remaining term on receivables:	39.59
	(d)	Prepayment amount - monthly:	$593,477.48
	(e)	Prepayment amount - life-to-date:	$40,049,727.10
	(f)	Weighted average APR of the pool assets:	3.90%
	(g)	Pool Factor:	0.86

(18)	(a)	Delinquency Trigger:	14.60%
	(b)	Payoff Amount of Receivables 60 or more days past due as a percent of ending Pool Balance:	0.62%
	(c)	Delinquency Trigger Occurred: Y/N	N